SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derecognition of Financial Assets (Details) - Factoring of receivables $ in Thousands	Dec. 31, 2020 USD ($) loan_agreement	Dec. 31, 2019 USD ($) loan_agreement
Banco Santander
Disclosure of subsidiaries [line items]
Number of purchase agreements | loan_agreement	1	1
Receivables transferred under factoring agreement	$ 1,292	$ 3,510
JP Morgan and Deutsche Bank
Disclosure of subsidiaries [line items]
Receivables transferred under factoring agreement	$ 3,843